Additional Capital Disclosures - Summary of Capital Structure (Detail) - USD ($) $ in Thousands	Mar. 31, 2023		Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of objectives, policies and processes for managing capital [abstract]
Total equity attributable to the equity shareholders of the Company	$ 801,136		$ 754,003	$ 684,092	$ 587,110
As percentage of total capital	82.00%		100.00%
Long term debt	$ 174,381	[1],[2]	$ 0
Total debt	$ 174,381	[1],[2]	$ 0
As percentage of total capital	18.00%		0.00%
Total capital (debt and equity)	$ 975,517		$ 754,003
Percentage of change in total equity attributable to the equity shareholders of the Company	6.00%
Percentage of change in long term debt	(100.00%)
Percentage of change in total debt	(100.00%)
Percentage of change in total capital (debt and equity)	29.00%

[1]	Before netting off debt issuance cost of $975 and Nil as at March 31, 2023 and March 31, 2022, respectively.
[2]	Excluding non-financial asset (unamortized debt issuance cost) $975.